Employee Cost (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Employee Cost

	2020	2019	2018
	(EUR’000)
Employee costs
Wages and salaries	77,374	49,142	29,418
Share-based payment	53,170	37,486	19,652
Pensions (defined contribution plans)	943	648	444
Social security costs	5,358	3,613	1,793

Total employee costs	136,845	90,889	51,307

Included in the profit or loss
Research and development costs	92,468	61,890	34,146
Selling, general, and administrative expenses	44,377	28,999	17,161

Total employee costs	136,845	90,889	51,307

Average number of employees	410	274	167

Summary of Weighted Average Exercise Prices and Movements in Warrants
The following table specifies the number and weighted average exercise prices of, and movements in warrants during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2018	4,621,154	17.62

Granted during the year	1,637,375	54.43
Exercised during the year (1)	(611,683)	10.82
Forfeited during the year	(35,217)	28.24
Expired during the year	—	—

Outstanding at December 31, 2018	5,611,629	29.03

Vested at the reporting date	2,478,770	15.81

Granted during the year	1,300,600	97.01
Exercised during the year (1)	(1,058,722)	16.33
Forfeited during the year	(33,296)	58.49
Expired during the year	—	—

Outstanding at December 31, 2019	5,820,211	46.36

Vested at the reporting date	2,705,693	24.93

Granted during the year	1,485,931	137.57
Exercised during the year (1)	(905.395)	30.56
Forfeited during the year	(252,743)	64.99
Expired during the year	—	—

Outstanding at December 31, 2020	6,148,004	69.97

Vested at the reporting date	3,044,827	37.29

Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants
The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2020, per grant year.

	Number of Outstanding Warrants	Weighted Average Exercise Price EUR	Weighted Average Remaining Life (months)
Granted in 2012-2017	2,247,134	20.83	66
Granted in 2018	1,288,400	54.56	94
Granted in 2019	1,143,436	96.98	105
Granted in 2020	1,469,034	137.63	117

Outstanding at December 31, 2020	6,148,004	69.97	91

Summary of Fair Values for Warrant Grants
The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2020, 2019 and 2018:

	2020	2019	2018
Expected volatility	52 – 55%	52 – 54%	53 – 57%
Risk-free interest rate	(0.93) – (0.32)%	(0.77) – (0.05)%	(0.23) –0.46%
Expected life of warrants (years)	5.05 – 7.10	5.05 – 7.10	5.05 – 7.14
Weighted average exercise price	€137.57	€97.01	€54.43
Fair value of warrants granted in the year	€48.43 – 75.77	€27.24 – 55.64	€17.90 – 31.81

Key management personnel of entity or parent [member]
Statement [LineItems]
Summary of Employee Cost
Compensation to Key Management Personnel included within total employee costs are summarized below:

	Board of Directors			Executive Board			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(EUR ‘000)
Employee cost
Wages and salaries	250	265	244	2,372	1,815	1,565	2,622	2,080	1,809
Share-based payment	1,913	1,864	1,607	6,359	5,303	3,505	8,272	7,167	5,112
Social security costs	—	—	—	100	94	152	100	94	152

Total employee costs	2,163	2,129	1,851	8,831	7,212	5,222	10,994	9,341	7,073